John Hancock Investment Grade Bond Fund Average Annual Total Returns - John Hancock Investment Grade Bond Fund Classes A C I R2 R4 and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.10%	(1.32%)	1.58%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.42%	(2.66%)	0.30%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.08%	(1.55%)	0.66%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.57%	(1.25%)	1.24%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	(0.27%)	2.25%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	(0.64%)	1.87%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	(0.42%)	2.11%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.74%	(0.17%)	2.36%